Income Taxes - Income (loss) before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
U.S.					$ (28,573)	$ (147,196)
International					3,897	786
Loss before income taxes	$ (7,318)	$ (6,570)	$ (13,607)	$ (13,635)	$ (24,676)	$ (146,410)